Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries

	As of December 31,
	2019	2020
	(RMB in thousands)
Total assets	16,592,936	18,748,833
Total liabilities	12,659,845	17,381,265

	For the Year Ended December 31,
	2018	2019	2020
	(RMB in thousands)
Revenue from third parties	7,596,896	10,603,507	11,579,992
Revenue from the Company and its subsidiaries	—	5,210	449
Total operating revenue	7,596,896	10,608,717	11,580,441
Net income	1,088,805	1,691,019	816,113

Schedule of Obligations Associated with Guarantee Liabilities Prior to Adoption of ASC 326

The following table sets forth the activities of the Group’s obligations associated with the guarantee liabilities for the year ended December 31, 2019 prior to the adoption of ASC 326:

For the year ended December 31, 2019
(RMB in thousands)
Opening balances	456,276
Fair value of guarantee liabilities at inception of new loans	1,024,331
Release of guarantee liabilities upon the Borrowers’ repayment	(424,962)
Transfer from guarantee previously accounted for as derivatives*	1,325,935
Contingent liability	179,417
Payouts during the period	(2,926,080)
Recoveries during the period	2,091,451
Ending balances	1,726,368

*Since November 2019, the Group ceased to compensate interest repayment under the original terms of the loans to the Institutional Funding Partners, in the event that Borrowers early repay their loans. According to relevant financial guarantee contracts with certain Institutional Funding Partners, the guarantee provided by the Group met the scope exception under ASC 815-10-15-58 thereafter. Consequently, this financial guarantee previously provided for the outstanding off-balance sheet loans and accounted for as derivatives under ASC 815 was derecognized and accounted for as guarantee liabilities thereafter under ASC 460, which resulted in an increase in guarantee liabilities of RMB1.3 billion and corresponding guarantee receivables of RMB0.8 billion during the year ended December 31, 2019.

Schedule of Obligations Associated with Deferred Guarantee Income After Adoption of ASC 326

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2020 after the adoption of ASC 326:

For the Year Ended December 31, 2020
(RMB in thousands)
Opening balances	—
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	1,481,814
Fair value of guarantee liabilities at inception of new loans	1,532,461
Release of deferred guarantee income	(2,319,693)
Ending balances	694,582

Schedule of Obligations Associated with Contingent Guarantee Liabilities After Adoption of ASC 326

The following table sets forth the activities of the Group’s obligations associated with the contingent guarantee liabilities for the year ended December 31, 2020 after the adoption of ASC 326:

For the Year Ended December 31, 2020
(RMB in thousands)
Opening balances	—
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	2,214,128
Provision for credit losses of contingent liabilities of guarantee	2,880,590
Net cash payout	(3,355,931)
Ending balances	1,738,787

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Sources

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by revenue sources:

	For the Year Ended December 31,
	2018	2019	2020
	(RMB in thousands)
Online direct sales and services income:
Online direct sales	2,396,680	3,623,991	1,900,835
Membership services	124,066	112,558	113,107
Other services	79,848	92,292	68,890
Total	2,600,594	3,828,841	2,082,832

	For the Year Ended December 31,
	2018	2019	2020
	(RMB in thousands)
Loan facilitation and servicing fees-credit oriented:
Loan facilitation and matching service fee-credit oriented	1,494,822	3,868,044	2,628,941
Post-origination service fees-credit oriented	289,054	643,399	1,087,567
Investment Program management service fees-credit oriented	91,331	300,425	70,488
Total	1,875,207	4,811,868	3,786,996

For the Year Ended December 31,
2018	2019	2020
	(RMB in thousands)
Platform-based services income:
Loan facilitation and matching service fee-performance based	133,841	556,143	1,656,998
Post-origination service fees-performance based	15,500	92,373	273,837
Loan facilitation and servicing fees-volume based	51,269	167,458	106,007
Total	200,610	815,974	2,036,842

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by timing of revenue recognition:

	For the Year Ended December 31,
	2018	2019	2020
	(RMB in thousands)
Revenues recognized at point-in-time	4,156,460	8,307,928	6,361,671
Revenues recognized over time	519,951	1,148,755	1,544,999
Total	4,676,411	9,456,683	7,906,670

Schedule of Estimated Useful Lives
Category	Estimated Useful Lives
Computers and equipment	3 years
Furniture and fixtures	4 ‑ 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 ‑ 10 years

Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases - ASC 842

Future minimum lease payments under non‑cancelable operating leases agreements are as follows:

For the Year ended December 31, 2020
RMB in thousands
2021	46,597
2022	16,554
2023	6,896
2024	2,991
2025 and thereafter	4,709
Total future lease payments	77,747
Impact of discounting remaining lease payments	(4,503)
Total lease liabilities	73,244
- Short-term portion	45,577
- Long-term portion	27,667

Schedule of Supplemental Cash Flow Information Related to Operating Leases
For the Year ended December 31, 2020
RMB in thousands
Cash payments for operating leases	58,501
Right-of-use assets obtained in exchange for operating lease liabilities	52,655

Inventory Supplier | Supplier Concentration Risk
Schedule of Concentration Risk	Four suppliers accounted for more than 10% of the Group’s accounts payable as of December 31, 2020 as follows:

	As of December 31,
	2019	2020
Inventory supplier A	11.9%	16.9%
Inventory supplier B	11.4%	16.8%
Inventory supplier C	12.7%	10.7%
Inventory supplier D	*	24.4%

*	Less than 10%.

Long Term Funding Debt | Lender Concentration Risk
Schedule of Concentration Risk	Only one Institutional Funding Partner accounted for more than 10% of the Group’s funding debts as of December 31, 2019 and December 31, 2020 respectively as follows:
Deposits to Insurance and Guarantee Companies | Deposits Concentration Risk
Schedule of Concentration Risk	As of December 31, 2020, one insurance company and three guarantee companies accounted for more than 10% of the Group’s deposits to insurance companies and guarantee companies.
	As of December 31,
	2019	2020
Guarantee Company A	17.6%	19.6%
Insurance Company B	39.1%	18.8%
Guarantee Company C	16.1%	*
Guarantee Company D	*	13.6%
Guarantee Company E	*	12.6%

*	Less than 10%.

ASC 326
Schedule of Cumulative Effect of Changes on Consolidated Balance Sheet Due to Adoption of ASC 326

The following table sets forth the cumulative effect of the changes on the Group’s Consolidated Balance Sheet as of January 1, 2020 due to the adoption of ASC 326:

(RMB in thousands)	As of December 31, 2019		Adjustments due to the adoption of ASC 326		As of January 1, 2020
Assets
Cash and cash equivalents	2,085,234		(1,465)		2,083,769
Restricted cash	1,900,392		(1,848)		1,898,544
Restricted time deposits	1,966,643		(1,921)		1,964,722
Financing receivables, net	4,411,488		(229,661)		4,181,827
Accrued interest receivable, net	54,284		(1,681)		52,603
Guarantee receivables, net	1,464,977		(40,388)		1,424,589
Prepaid expenses and other current assets	1,324,924		(12,077)		1,312,847
Deposits to insurance companies and guarantee companies	1,251,003		(3,060)		1,247,943
Contract assets and service fees receivable, net	3,454,851		(26,045)		3,428,806
Other assets	454,421		(2,466)		451,955
Long-term investments	511,605		(3,588)		508,017
Liabilities
Guarantee liabilities(1)	(1,726,368)	(2)	1,726,368		—
Deferred guarantee income(1)	—		(1,481,814)	(2)	(1,481,814)
Contingent guarantee liabilities(1)	—		(2,214,128)	(2)	(2,214,128)
Total impact to allowance for credit losses			(2,293,774)
Deferred tax assets	157,138		78,803		235,941
Deferred tax liabilities	(309,646)		296,471		(13,175)
Total retained earnings impact			(1,918,500)

(1)

Before the adoption of ASC 326, the guarantee liabilities subsequent to initial recognition were measured at the greater of the amount determined based on ASC 460 and the amount determined under ASC 450. An excess liability was recorded when the aggregate contingent liabilities under ASC 450 exceeded the balance of guarantee liabilities determined under ASC 460.

After the adoption of ASC 326, a contingent liability in full amount determined using CECL lifetime methodology of the guarantee (i.e., the contingent aspect recorded as “Contingent guarantee liabilities”) shall be accounted for in addition to and separately from the guarantee liability (i.e., the noncontingent aspect recorded as “Deferred guarantee income”) accounted for under ASC 460.

(2)

As of December 31, 2019, the Group determined that the aggregate contingent liabilities under ASC 450 (RMB1,726.4 million) exceeded the balance of guarantee liabilities (RMB1,481.8 million) under ASC 460 and recorded an excess liability of RMB244.6 million. As a result of the adoption, RMB1,481.8 million of guarantee liabilities previously under ASC 460 was recorded as “Deferred guarantee income,” and RMB2,214.1 million of contingent guarantee liabilities is determined using CECL lifetime methodology compared to incurred loss methodology before the adoption.